Parent Company Information (Details 4) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 37,257,000	$ 31,424,000	$ 48,191,000	$ 55,293,000	$ 55,420,000	$ 37,863,000	$ 10,478,000	$ 15,231,000	$ 172,165,000	$ 118,323,000	$ 14,699,000
Net cash used in operating activities									(98,390,000)	(308,057,000)	(74,718,000)
Cash flows from investing activities
Net cash used in investing activities									(284,781,000)	(45,535,000)	(12,389,000)
Cash flows from financing activities
Issuance of common shares									230,000,000
Payment of common share underwriting and offering costs									(13,486,000)
Net cash provided by financing activities									401,487,000	349,450,000	97,645,000
Net change in cash									18,316,000	(4,142,000)	10,538,000
Cash at beginning of year				12,323,000				16,465,000	12,323,000	16,465,000	5,927,000
Cash at end of year	30,639,000				12,323,000				30,639,000	12,323,000	16,465,000
Parent Company
Cash flows from operating activities
Net income									14,400,000
Equity in undistributed earnings of subsidiaries									(23,697,000)
Increase in payables to subsidiaries									50,000
Decrease in deferred tax asset									9,954,000
Net cash used in operating activities									707,000
Cash flows from investing activities
Increase in investments in subsidiaries									(216,775,000)
Net cash used in investing activities									(216,775,000)
Cash flows from financing activities
Issuance of common shares									230,000,000
Payment of common share underwriting and offering costs									(13,225,000)
Net cash provided by financing activities									216,775,000
Net change in cash									707,000
Cash at end of year	$ 707,000								$ 707,000